UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

S&P 500 INDEX FUND

FORM N-Q
SEPTEMBER 30, 2005

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS — 100.2% CONSUMER DISCRETIONARY — 10.8% Auto Components — 0.2%

2,915	Cooper Tire & Rubber Co.	$44,512
6,985	Dana Corp.	65,729
26,451	Delphi Corp.	73,005
8,112	Goodyear Tire & Rubber Co. *	126,466
8,763	Johnson Controls Inc.	543,744
5,954	Visteon Corp.	58,230

	Total Auto Components	911,686

Automobiles — 0.4%
84,537	Ford Motor Co.	833,535
25,813	General Motors Corp.	790,136
12,525	Harley-Davidson Inc.	606,711

	Total Automobiles	2,230,382

Distributors — 0.1%
7,977	Genuine Parts Co.	342,213

Diversified Consumer Services — 0.2%
6,687	Apollo Group Inc., Class A Shares *	443,950
14,861	H&R Block Inc.	356,367

	Total Diversified Consumer Services	800,317

Hotels, Restaurants & Leisure — 1.4%
19,680	Carnival Corp.	983,606
6,100	Darden Restaurants Inc.	185,257
8,396	Harrah’s Entertainment Inc.	547,335
14,956	Hilton Hotels Corp.	333,818
15,468	International Game Technology	417,636
7,821	Marriott International Inc., Class A Shares	492,723
57,026	McDonald’s Corp.	1,909,801
17,531	Starbucks Corp. *	878,303
9,946	Starwood Hotels & Resorts Worldwide Inc.	568,613
5,279	Wendy’s International Inc.	238,347
13,051	Yum! Brands Inc.	631,799

	Total Hotels, Restaurants & Leisure	7,187,238

Household Durables — 0.7%
3,694	Black & Decker Corp.	303,240
5,843	Centex Corp.	377,341
12,460	D.R. Horton Inc.	451,301
6,630	Fortune Brands Inc.	539,218
3,521	KB HOME	257,737
8,609	Leggett & Platt Inc.	173,902
3,612	Maytag Corp.	65,955
12,556	Newell Rubbermaid Inc.	284,393
9,817	Pulte Homes Inc.	421,346
2,593	Snap-on Inc.	93,659
3,272	Stanley Works	152,737
3,041	Whirlpool Corp.	230,417

	Total Household Durables	3,351,246

Internet & Catalog Retail — 0.4%
50,672	eBay Inc. *	2,087,687

Leisure Equipment & Products — 0.2%
4,372	Brunswick Corp.	164,956
13,047	Eastman Kodak Co.	317,433
8,121	Hasbro Inc.	159,578
18,284	Mattel Inc.	304,977

	Total Leisure Equipment & Products	946,944

See Notes to Schedule of Investments. 1

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Media — 3.5%

24,696	Clear Channel Communications Inc.	$812,251
100,200	Comcast Corp., Class A Shares *	2,943,876
2,740	Dow Jones & Co. Inc.	104,641
11,125	Gannett Co. Inc.	765,734
19,294	Interpublic Group of Cos. Inc. *	224,582
3,193	Knight-Ridder Inc.	187,365
17,072	McGraw-Hill Cos. Inc.	820,139
1,904	Meredith Corp.	94,991
6,656	New York Times Co., Class A Shares	198,016
111,847	News Corp., Class A Shares	1,743,695
8,286	Omnicom Group Inc.	692,958
214,057	Time Warner Inc.	3,876,572
12,144	Tribune Co.	411,560
10,551	Univision Communications Inc., Class A Shares *	279,918
72,265	Viacom Inc., Class B Shares	2,385,468
91,695	Walt Disney Co.	2,212,600

	Total Media	17,754,366

Multiline Retail — 1.1%
5,123	Big Lots Inc. *	56,302
2,866	Dillard’s Inc., Class A Shares	59,842
14,572	Dollar General Corp.	267,250
7,605	Family Dollar Stores Inc.	151,111
12,116	Federated Department Stores Inc.	810,186
11,442	J.C. Penney Co. Inc.	542,580
15,716	Kohl’s Corp. *	788,629
10,035	Nordstrom Inc.	344,401
4,646	Sears Holdings Corp. *	578,055
40,359	Target Corp.	2,095,843

	Total Multiline Retail	5,694,199

Specialty Retail — 2.2%
8,112	AutoNation Inc. *	161,997
2,542	AutoZone Inc. *	211,621
13,446	Bed Bath & Beyond Inc. *	540,260
18,458	Best Buy Co. Inc.	803,477
7,518	Circuit City Stores Inc.	129,009
26,460	Gap Inc.	461,198
97,623	Home Depot Inc.	3,723,341
15,966	Limited Brands Inc.	326,185
35,559	Lowe’s Cos. Inc.	2,290,000
14,446	Office Depot Inc. *	429,046
3,273	OfficeMax Inc.	103,656
6,136	RadioShack Corp.	152,173
5,196	Sherwin-Williams Co.	228,988
33,539	Staples Inc.	715,051
6,482	Tiffany & Co.	257,789
21,222	TJX Cos. Inc.	434,627

	Total Specialty Retail	10,968,418

Textiles, Apparel & Luxury Goods — 0.4%
17,309	Coach Inc. *	542,810
5,319	Jones Apparel Group Inc.	151,592
4,842	Liz Claiborne Inc.	190,387
8,683	NIKE Inc., Class B Shares	709,228
2,411	Reebok International Ltd.	136,390
4,096	V.F. Corp.	237,445

	Total Textiles, Apparel & Luxury Goods	1,967,852

	TOTAL CONSUMER DISCRETIONARY	54,242,548

See Notes to Schedule of Investments. 2

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

CONSUMER STAPLES — 9.7% Beverages — 2.2%
35,473	Anheuser-Busch Cos. Inc.	$1,526,758
3,781	Brown-Forman Corp., Class B Shares	225,121
94,717	Coca-Cola Co.	4,090,827
13,664	Coca-Cola Enterprises Inc.	266,448
8,851	Constellation Brands Inc., Class A Shares *	230,126
2,622	Molson Coors Brewing Co., Class B Shares	167,834
6,347	Pepsi Bottling Group Inc.	181,207
76,202	PepsiCo Inc.	4,321,415

	Total Beverages	11,009,736

Food & Staples Retailing — 2.4%
16,888	Albertson’s Inc. (a)	433,177
21,835	Costco Wholesale Corp.	940,870
37,107	CVS Corp.	1,076,474
33,091	Kroger Co. *	681,344
20,468	Safeway Inc.	523,981
6,148	SUPERVALU INC.	191,326
28,843	Sysco Corp.	904,805
113,881	Wal-Mart Stores Inc.	4,990,265
46,660	Walgreen Co.	2,027,377

	Total Food & Staples Retailing	11,769,619

Food Products — 1.1%
29,747	Archer-Daniels-Midland Co.	733,561
8,460	Campbell Soup Co.	251,685
23,554	ConAgra Foods Inc.	582,961
16,654	General Mills Inc.	802,723
15,538	H.J. Heinz Co.	567,759
8,365	Hershey Co.	471,033
11,698	Kellogg Co.	539,629
6,102	McCormick & Co. Inc., Non Voting Shares	199,108
35,877	Sara Lee Corp.	679,869
11,379	Tyson Foods Inc., Class A Shares	205,391
8,225	Wm. Wrigley Jr. Co.	591,213

	Total Food Products	5,624,932

Household Products — 1.9%
6,888	Clorox Co.	382,559
23,710	Colgate-Palmolive Co.	1,251,651
21,700	Kimberly-Clark Corp.	1,291,801
112,269	Procter & Gamble Co.	6,675,515

	Total Household Products	9,601,526

Personal Products — 0.6%
3,424	Alberto-Culver Co. (a)	153,224
21,439	Avon Products Inc.	578,853
41,002	Gillette Co.	2,386,317

	Total Personal Products	3,118,394

Tobacco — 1.5%
94,657	Altria Group Inc. (a)	6,977,168
3,923	Reynolds American Inc.	325,687
7,477	UST Inc.	312,987

	Total Tobacco	7,615,842

	TOTAL CONSUMER STAPLES	48,740,049

ENERGY — 10.3% Energy Equipment & Services — 1.7%
15,506	Baker Hughes Inc.	925,398
14,730	BJ Services Co.	530,133
See Notes to Schedule of Investments. 3

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Energy Equipment & Services — 1.7% (continued)
23,172	Halliburton Co.	$1,587,746
7,161	Nabors Industries Ltd. *	514,375
7,943	National-Oilwell Varco Inc. *	522,649
6,218	Noble Corp.	425,684
5,017	Rowan Cos. Inc. *	178,053
26,864	Schlumberger Ltd.	2,266,784
15,018	Transocean Inc. *	920,754
6,340	Weatherford International Ltd. *	435,304

	Total Energy Equipment & Services	8,306,880

Oil, Gas & Consumable Fuels — 8.6%
3,658	Amerada Hess Corp. (a)	502,975
10,762	Anadarko Petroleum Corp.	1,030,461
14,975	Apache Corp.	1,126,419
17,412	Burlington Resources Inc.	1,415,944
102,709	Chevron Corp.	6,648,354
63,467	ConocoPhillips	4,436,978
20,698	Devon Energy Corp.	1,420,711
30,230	El Paso Corp.	420,197
10,945	EOG Resources Inc.	819,780
287,639	Exxon Mobil Corp.	18,276,582
5,271	Kerr-McGee Corp.	511,867
4,348	Kinder Morgan Inc.	418,104
16,677	Marathon Oil Corp.	1,149,546
7,535	Murphy Oil Corp.	375,770
18,245	Occidental Petroleum Corp.	1,558,670
6,255	Sunoco Inc.	489,141
13,927	Valero Energy Corp.	1,574,587
26,043	Williams Cos. Inc.	652,377
16,456	XTO Energy Inc.	745,786

	Total Oil, Gas & Consumable Fuels	43,574,249

	TOTAL ENERGY	51,881,129

FINANCIALS — 20.1% Capital Markets — 2.9%
35,528	Bank of New York Co. Inc.	1,044,878
5,150	Bear Stearns Cos. Inc.	565,213
47,582	Charles Schwab Corp.	686,608
16,863	E*TRADE Financial Corp. *	296,789
3,929	Federated Investors Inc., Class B Shares	130,561
6,744	Franklin Resources Inc.	566,226
21,219	Goldman Sachs Group Inc.	2,579,806
10,104	Janus Capital Group Inc.	146,003
12,416	Lehman Brothers Holdings Inc.	1,446,216
19,045	Mellon Financial Corp.	608,869
42,258	Merrill Lynch & Co. Inc.	2,592,528
49,584	Morgan Stanley	2,674,561
8,505	Northern Trust Corp.	429,928
15,121	State Street Corp.	739,719
5,928	T. Rowe Price Group Inc.	387,098

	Total Capital Markets	14,895,003

Commercial Banks — 5.5%
15,904	AmSouth Bancorp.	401,735
183,302	Bank of America Corp.	7,717,014
25,015	BB&T Corp.	976,836
7,617	Comerica Inc.	448,641
5,684	Compass Bancshares Inc.	260,498
25,306	Fifth Third Bancorp.	929,489
5,769	First Horizon National Corp.	209,703
10,555	Huntington Bancshares Inc.	237,171
18,660	KeyCorp	601,785
3,674	M&T Bank Corp.	388,379
See Notes to Schedule of Investments. 4

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Commercial Banks — 5.5% (continued)
9,469	Marshall & Ilsley Corp.	$411,996
25,900	National City Corp.	866,096
21,777	North Fork Bancorporation Inc.	555,314
13,266	PNC Financial Services Group Inc.	769,693
21,017	Regions Financial Corp.	654,049
16,544	SunTrust Banks Inc.	1,148,981
14,268	Synovus Financial Corp.	395,509
83,329	U.S. Bancorp	2,339,878
71,980	Wachovia Corp.	3,425,528
77,014	Wells Fargo & Co.	4,510,710
4,114	Zions Bancorporation	292,958

	Total Commercial Banks	27,541,963

Consumer Finance — 1.3%
49,732	American Express Co.	2,856,606
13,139	Capital One Financial Corp.	1,044,813
57,415	MBNA Corp.	1,414,706
13,211	Providian Financial Corp. *	233,570
19,093	SLM Corp.	1,024,149

	Total Consumer Finance	6,573,844

Diversified Financial Services — 3.5%
9,153	CIT Group Inc.	413,533
235,823	Citigroup Inc. (b)	10,734,663
160,300	JPMorgan Chase & Co.	5,438,979
11,576	Moody’s Corp.	591,302
12,736	Principal Financial Group Inc.	603,304

	Total Diversified Financial Services	17,781,781

Insurance — 4.6%
13,129	ACE Ltd.	617,982
22,896	AFLAC Inc. (a)	1,037,189
29,986	Allstate Corp. (a)	1,657,926
4,886	Ambac Financial Group Inc. (a)	352,085
118,372	American International Group Inc.	7,334,329
14,529	Aon Corp.	466,090
9,029	Chubb Corp.	808,547
8,009	Cincinnati Financial Corp.	335,497
13,673	Hartford Financial Services Group Inc.	1,055,145
6,151	Jefferson-Pilot Corp.	314,747
7,829	Lincoln National Corp.	407,265
6,160	Loews Corp.	569,246
24,460	Marsh & McLennan Cos. Inc.	743,339
6,127	MBIA Inc.	371,419
34,551	MetLife Inc.	1,721,676
8,997	Progressive Corp.	942,616
23,408	Prudential Financial Inc.	1,581,445
5,688	SAFECO Corp.	303,625
30,802	St. Paul Travelers Cos. Inc.	1,382,086
4,751	Torchmark Corp.	250,995
13,476	UnumProvident Corp.	276,258
6,412	XL Capital Ltd., Class A Shares	436,208

	Total Insurance	22,965,715

Real Estate — 0.8%
4,318	Apartment Investment and Management Co., Class A Shares	167,452
9,673	Archstone-Smith Trust	385,662
18,695	Equity Office Properties Trust	611,513
13,147	Equity Residential	497,614
8,381	Plum Creek Timber Co. Inc.	317,724
11,289	ProLogis	500,216
3,768	Public Storage Inc.	252,456
8,385	Simon Property Group Inc.	621,496
See Notes to Schedule of Investments. 5

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Real Estate — 0.8% (continued)

5,353	Vornado Realty Trust	$463,677

	Total Real Estate	3,817,810

Thrifts & Mortgage Finance — 1.5%
27,051	Countrywide Financial Corp.	892,142
44,174	Fannie Mae	1,979,879
31,545	Freddie Mac	1,781,031
11,664	Golden West Financial Corp.	692,725
4,220	MGIC Investment Corp.	270,924
16,389	Sovereign Bancorp Inc.	361,213
40,160	Washington Mutual Inc.	1,575,075

	Total Thrifts & Mortgage Finance	7,552,989

	TOTAL FINANCIALS	101,129,105

HEALTH CARE — 13.3% Biotechnology — 1.5%
56,265	Amgen Inc. *	4,482,633
8,827	Applera Corp. – Applied Biosystems Group	205,140
15,486	Biogen Idec Inc. *	611,387
4,978	Chiron Corp. *	217,140
11,715	Genzyme Corp. *	839,263
20,750	Gilead Sciences Inc. *	1,011,770
11,279	MedImmune Inc. *	379,538

	Total Biotechnology	7,746,871

Health Care Equipment & Supplies — 2.1%
2,438	Bausch & Lomb Inc.	196,698
28,355	Baxter International Inc.	1,130,514
11,434	Becton, Dickinson, & Co.	599,485
11,425	Biomet Inc.	396,562
26,935	Boston Scientific Corp. *	629,471
4,782	C.R. Bard Inc.	315,755
5,528	Fisher Scientific International Inc. *	343,012
15,040	Guidant Corp.	1,036,106
7,328	Hospira Inc. *	300,228
55,232	Medtronic Inc.	2,961,540
2,390	Millipore Corp. *	150,307
5,987	PerkinElmer Inc.	121,955
16,671	St. Jude Medical Inc. *	780,203
13,208	Stryker Corp.	652,871
7,363	Thermo Electron Corp. *	227,517
5,277	Waters Corp. *	219,523
11,263	Zimmer Holdings Inc. *	775,908

	Total Health Care Equipment & Supplies	10,837,655

Health Care Providers & Services — 3.0%
13,207	Aetna Inc. (a)	1,137,651
4,710	AmerisourceBergen Corp.	364,083
19,443	Cardinal Health Inc.	1,233,464
20,515	Caremark Rx Inc. *	1,024,314
5,863	CIGNA Corp.	691,013
4,875	Coventry Health Care Inc. *	419,347
6,744	Express Scripts Inc. *	419,477
20,574	HCA Inc.	985,906
11,364	Health Management Associates Inc., Class A Shares	266,713
7,450	Humana Inc. *	356,706
10,351	IMS Health Inc.	260,535
6,148	Laboratory Corp. of America Holdings *	299,469
3,666	Manor Care Inc.	140,811
14,114	McKesson Corp.	669,709
13,844	Medco Health Solutions Inc. *	759,067
7,601	Quest Diagnostics Inc.	384,155
21,577	Tenet Healthcare Corp. *	242,310
See Notes to Schedule of Investments. 6

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Health Care Providers & Services — 3.0% (continued)

57,632	UnitedHealth Group Inc.	$3,238,918
28,020	WellPoint Inc. *	2,124,476

	Total Health Care Providers & Services	15,018,124

Pharmaceuticals — 6.7%
70,912	Abbott Laboratories (a)	3,006,669
5,941	Allergan Inc. (a)	544,314
89,236	Bristol-Myers Squibb Co.	2,147,018
51,688	Eli Lilly & Co.	2,766,342
15,506	Forest Laboratories Inc. *	604,269
135,685	Johnson & Johnson	8,586,147
11,171	King Pharmaceuticals Inc. *	171,810
100,245	Merck & Co. Inc.	2,727,666
10,099	Mylan Laboratories Inc.	194,507
336,136	Pfizer Inc.	8,393,316
67,277	Schering-Plough Corp.	1,416,181
4,812	Watson Pharmaceuticals Inc. *	176,167
61,175	Wyeth	2,830,567

	Total Pharmaceuticals	33,564,973

	TOTAL HEALTH CARE	67,167,623

INDUSTRIALS — 11.1% Aerospace & Defense — 2.2%
37,471	Boeing Co.	2,546,154
9,176	General Dynamics Corp.	1,096,991
5,590	Goodrich Corp.	247,861
39,047	Honeywell International Inc.	1,464,263
5,411	L-3 Communications Holdings Inc.	427,848
16,627	Lockheed Martin Corp.	1,014,912
16,306	Northrop Grumman Corp.	886,231
20,574	Raytheon Co.	782,223
8,040	Rockwell Collins Inc.	388,493
46,779	United Technologies Corp.	2,425,023

	Total Aerospace & Defense	11,279,999

Air Freight & Logistics — 1.0%
13,802	FedEx Corp.	1,202,568
3,000	Ryder System Inc.	102,660
50,547	United Parcel Service Inc., Class B Shares	3,494,314

	Total Air Freight & Logistics	4,799,542

Airlines — 0.1%
6,766	Delta Air Lines Inc. *	5,074
31,636	Southwest Airlines Co.	469,795

	Total Airlines	474,869

Building Products — 0.2%
8,328	American Standard Cos. Inc.	387,669
19,677	Masco Corp.	603,690

	Total Building Products	991,359

Commercial Services & Supplies — 0.7%
10,218	Allied Waste Industries Inc. (a)*	86,342
4,997	Avery Dennison Corp.	261,793
47,774	Cendant Corp.	986,055
6,278	Cintas Corp.	257,712
5,991	Equifax Inc.	209,326
5,624	Monster Worldwide Inc. *	172,713
10,406	Pitney Bowes Inc.	434,347
9,768	R.R. Donnelley & Sons Co.	362,100
7,782	Robert Half International Inc.	276,961
See Notes to Schedule of Investments. 7

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Commercial Services & Supplies — 0.7% (continued)

25,671	Waste Management Inc.	$734,447

	Total Commercial Services & Supplies	3,781,796

Construction & Engineering — 0.1%
3,976	Fluor Corp.	255,975

Electrical Equipment — 0.5%
7,783	American Power Conversion Corp.	201,580
4,210	Cooper Industries Ltd., Class A Shares	291,079
18,843	Emerson Electric Co.	1,352,927
8,294	Rockwell Automation Inc.	438,753

	Total Electrical Equipment	2,284,339

Industrial Conglomerates — 4.3%
34,926	3M Co.	2,562,171
483,636	General Electric Co.	16,284,024
6,131	Textron Inc.	439,715
92,296	Tyco International Ltd.	2,570,444

	Total Industrial Conglomerates	21,856,354

Machinery — 1.4%
30,885	Caterpillar Inc.	1,814,494
2,140	Cummins Inc.	188,299
10,808	Danaher Corp.	581,795
11,029	Deere & Co.	674,975
9,198	Dover Corp.	375,186
6,748	Eaton Corp.	428,835
9,542	Illinois Tool Works Inc.	785,593
15,426	Ingersoll-Rand Co., Ltd., Class A Shares	589,736
4,247	ITT Industries Inc.	482,459
2,793	Navistar International Corp. *	90,577
7,832	PACCAR Inc.	531,715
5,696	Pall Corp.	156,640
5,453	Parker Hannifin Corp.	350,682

	Total Machinery	7,050,986

Road & Rail — 0.6%
17,086	Burlington Northern Santa Fe Corp.	1,021,743
9,947	CSX Corp.	462,336
18,502	Norfolk Southern Corp.	750,441
12,024	Union Pacific Corp.	862,121

	Total Road & Rail	3,096,641

Trading Companies & Distributors — 0.0%
3,484	W. W. Grainger Inc.	219,213

	TOTAL INDUSTRIALS	56,091,073

INFORMATION TECHNOLOGY — 15.3% Communications Equipment — 2.9%
5,236	ADC Telecommunications Inc. (a)*	119,695
7,309	Andrew Corp. *	81,495
19,391	Avaya Inc. *	199,727
26,058	Ciena Corp. *	68,793
291,411	Cisco Systems Inc. *	5,224,999
9,147	Comverse Technology Inc. *	240,292
67,107	Corning Inc. *	1,297,178
74,808	JDS Uniphase Corp. *	166,074
202,109	Lucent Technologies Inc. *	656,854
112,568	Motorola Inc.	2,486,627
74,354	QUALCOMM Inc.	3,327,342
6,980	Scientific-Atlanta Inc.	261,820
20,504	Tellabs Inc. *	215,702

	Total Communications Equipment	14,346,598

See Notes to Schedule of Investments. 8

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Computers & Peripherals — 3.7%

37,835	Apple Computer Inc. *	$2,028,334
109,312	Dell Inc. *	3,738,470
109,944	EMC Corp. *	1,422,675
11,689	Gateway Inc. *	31,560
130,612	Hewlett-Packard Co.	3,813,870
72,803	International Business Machines Corp.	5,840,257
5,404	Lexmark International Inc., Class A Shares *	329,914
8,483	NCR Corp. *	270,693
16,767	Network Appliance Inc. *	398,049
4,179	QLogic Corp. *	142,922
156,140	Sun Microsystems Inc. *	612,069

	Total Computers & Peripherals	18,628,813

Electronic Equipment & Instruments — 0.3%
22,601	Agilent Technologies Inc. (a)*	740,183
7,897	Jabil Circuit Inc. *	244,175
6,584	Molex Inc.	175,661
24,129	Sanmina-SCI Corp. *	103,513
44,916	Solectron Corp. *	175,622
11,274	Symbol Technologies Inc.	109,132
3,802	Tektronix Inc.	95,925

	Total Electronic Equipment & Instruments	1,644,211

Internet Software & Services — 0.4%
57,265	Yahoo! Inc. *	1,937,848

IT Services — 1.0%
5,729	Affiliated Computer Services Inc., Class A Shares (a)*	312,804
26,456	Automatic Data Processing Inc.	1,138,666
8,381	Computer Sciences Corp. *	396,505
6,397	Convergys Corp. *	91,925
23,745	Electronic Data Systems Corp.	532,838
35,207	First Data Corp.	1,408,280
8,609	Fiserv Inc. *	394,895
15,188	Paychex Inc.	563,171
5,990	Sabre Holdings Corp., Class A Shares	121,477
15,811	Unisys Corp. *	104,985

	Total IT Services	5,065,546

Office Electronics — 0.1%
43,919	Xerox Corp. *	599,494

Semiconductors & Semiconductor Equipment — 3.3%
18,229	Advanced Micro Devices Inc. (a)*	459,371
17,059	Altera Corp. (a)*	325,998
17,010	Analog Devices Inc.	631,751
73,964	Applied Materials Inc.	1,254,430
13,441	Applied Micro Circuits Corp. *	40,323
12,940	Broadcom Corp., Class A Shares *	607,015
18,496	Freescale Semiconductor Inc., Class B Shares *	436,136
278,039	Intel Corp.	6,853,661
9,065	KLA-Tencor Corp.	442,009
14,012	Linear Technology Corp.	526,711
17,652	LSI Logic Corp. *	173,872
14,938	Maxim Integrated Products Inc.	637,106
28,147	Micron Technology Inc. *	374,355
15,609	National Semiconductor Corp.	410,517
6,338	Novellus Systems Inc. *	158,957
7,670	NVIDIA Corp. *	262,928
8,398	PMC-Sierra Inc. *	73,986
9,080	Teradyne Inc. *	149,820
74,096	Texas Instruments Inc.	2,511,854
See Notes to Schedule of Investments. 9

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Semiconductors & Semiconductor Equipment — 3.3% (continued)

15,989	Xilinx Inc.	$445,294

	Total Semiconductors & Semiconductor Equipment	16,776,094

Software — 3.6%
22,429	Adobe Systems Inc. (a)	669,506
10,394	Autodesk Inc.	482,697
9,984	BMC Software Inc. *	210,662
7,763	Citrix Systems Inc. *	195,162
21,212	Computer Associates International Inc.	589,906
17,652	Compuware Corp. *	167,694
13,867	Electronic Arts Inc. *	788,894
8,222	Intuit Inc. *	368,428
4,001	Mercury Interactive Corp. *	158,440
420,321	Microsoft Corp.	10,814,859
16,994	Novell Inc. *	126,605
172,096	Oracle Corp. *	2,132,269
12,704	Parametric Technology Corp. *	88,547
23,842	Siebel Systems Inc.	246,288
54,569	Symantec Corp. *	1,236,533

	Total Software	18,276,490

	TOTAL INFORMATION TECHNOLOGY	77,275,094

MATERIALS — 2.9% Chemicals — 1.5%
10,074	Air Products & Chemicals Inc. (a)	555,480
3,405	Ashland Inc.	188,092
43,979	Dow Chemical Co.	1,832,605
45,409	E.I. du Pont de Nemours & Co.	1,778,671
3,691	Eastman Chemical Co.	173,366
8,475	Ecolab Inc.	270,607
5,460	Engelhard Corp.	152,389
4,949	Hercules Inc. *	60,477
3,748	International Flavors & Fragrances Inc.	133,579
12,255	Monsanto Co.	769,001
7,777	PPG Industries Inc.	460,321
14,710	Praxair Inc.	705,050
6,593	Rohm & Haas Co.	271,170
3,040	Sigma-Aldrich Corp.	194,742

	Total Chemicals	7,545,550

Construction Materials — 0.1%
4,673	Vulcan Materials Co.	346,783

Containers & Packaging — 0.2%
4,931	Ball Corp.	181,165
4,927	Bemis Co. Inc.	121,697
6,827	Pactiv Corp. *	119,609
3,730	Sealed Air Corp. *	177,026
5,146	Temple-Inland Inc.	210,214

	Total Containers & Packaging	809,711

Metals & Mining — 0.7%
39,730	Alcoa Inc. (a)	970,207
3,786	Allegheny Technologies Inc. (a)	117,290
8,069	Freeport-McMoRan Copper & Gold Inc., Class B Shares	392,073
20,326	Newmont Mining Corp.	958,777
7,132	Nucor Corp.	420,717
4,429	Phelps Dodge Corp.	575,460
5,224	United States Steel Corp.	221,236

	Total Metals & Mining	3,655,760

Paper & Forest Products — 0.4%
11,903	Georgia-Pacific Corp.	405,416
22,429	International Paper Co.	668,384
See Notes to Schedule of Investments. 10

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Paper & Forest Products — 0.4% (continued)

4,977	Louisiana-Pacific Corp.	$137,813
8,406	MeadWestvaco Corp.	232,174
11,197	Weyerhaeuser Co.	769,794

	Total Paper & Forest Products	2,213,581

	TOTAL MATERIALS	14,571,385

TELECOMMUNICATION SERVICES — 3.1% Diversified Telecommunications Services — 3.1%
17,427	ALLTEL Corp. (a)	1,134,672
36,542	AT&T Corp. (a)	723,532
83,574	BellSouth Corp.	2,197,996
5,915	CenturyTel Inc.	206,907
15,705	Citizens Communications Co.	212,803
69,189	Qwest Communications International Inc. *	283,675
150,623	SBC Communications Inc.	3,610,433
133,768	Sprint Nextel Corp.	3,181,003
126,213	Verizon Communications Inc.	4,125,903

	TOTAL TELECOMMUNICATION SERVICES	15,676,924

UTILITIES — 3.6% Electric Utilities — 1.7%
7,466	Allegheny Energy Inc. (a)*	229,355
17,886	American Electric Power Co. Inc. (a)	710,074
9,033	Cinergy Corp.	401,156
14,827	Edison International	701,021
9,473	Entergy Corp.	704,033
30,623	Exelon Corp.	1,636,493
15,016	FirstEnergy Corp.	782,634
17,973	FPL Group Inc.	855,515
4,455	Pinnacle West Capital Corp.	196,376
17,372	PPL Corp.	561,637
11,431	Progress Energy Inc.	511,537
34,042	Southern Co.	1,217,342

	Total Electric Utilities	8,507,173

Gas Utilities — 0.0%
2,057	Nicor Inc.	86,456
1,799	Peoples Energy Corp.	70,844

	Total Gas Utilities	157,300

Independent Power Producers & Energy Traders — 0.7%
29,858	AES Corp. (a)*	490,567
26,459	Calpine Corp. *	68,529
8,144	Constellation Energy Group Inc.	501,670
42,232	Duke Energy Corp.	1,231,908
12,865	Dynegy Inc., Class A Shares *	60,594
10,961	TXU Corp.	1,237,278

	Total Independent Power Producers & Energy Traders	3,590,546

Multi-Utilities — 1.2%
9,334	Ameren Corp. (a)	499,276
14,022	CenterPoint Energy Inc.	208,507
9,927	CMS Energy Corp. *	163,299
11,129	Consolidated Edison Inc.	540,313
15,557	Dominion Resources Inc.	1,340,080
8,130	DTE Energy Co.	372,842
7,921	KeySpan Corp.	291,334
12,378	NiSource Inc.	300,167
17,022	PG&E Corp.	668,113
10,918	Public Service Enterprise Group Inc.	702,682
11,649	Sempra Energy	548,202
9,531	TECO Energy Inc.	171,749
See Notes to Schedule of Investments. 11

SMITH BARNEY S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Multi-Utilities — 1.2% (continued)
18,355	Xcel Energy Inc.	$359,942

	Total Multi-Utilities.	6,166,506

	TOTAL UTILITIES	18,421,525

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $501,664,916)	505,196,455

FACE AMOUNT

SHORT-TERM INVESTMENTS — 0.8% Repurchase Agreement — 0.6%
2,920,000	State Street Bank & Trust Co., dated 9/30/05, 3.000% due 10/3/05, Proceeds due at maturity — $2,920,730; (Fully collateralized by U.S. Treasury Bond, 7.25% due 2/15/23; Market value — $2,984,516) (Cost — $2,920,000)	2,920,000

U.S. Government Obligation — 0.2%
1,300,000	U.S. Treasury Bills, due 12/15/05 (c)
	(Cost — $1,291,103)	1,291,490

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $4,211,103)	4,211,490

	TOTAL INVESTMENTS — 101.0% (Cost — $505,876,019#)	509,407,945
	Liabilities in Excess of Other Assets — (1.0)%	(5,291,044)

	TOTAL NET ASSETS — 100.0%	$504,116,901

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	Citigroup Inc. was the parent company of TIMCO Asset Management Inc., the Fund’s investment advisor, as of September 30, 2005.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments. 12

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney S&P 500 Index Fund (the “Fund”), is a separate diversified investment fund of Smith Barney Investment Trust (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

13

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$94,500,081
Gross unrealized depreciation	(90,968,155)

Net unrealized appreciation	$3,531,926

At September 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

Contracts to Buy: S & P 500 Index	5	12/05	$1,543,290	$1,542,875	$(415)

14

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2005

By: /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 29, 2005